Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 12,651,728			$ 5,114,917				$ 5,787,110
Trade and other receivables	8,779			21,064				294,057
Prepaid expenses	1,431,398			510,900				363,288
Assets held for sale	899,538
Total current assets	14,991,443			5,646,881				6,508,393
Property and equipment, net	15,040			41,036				90,311
Patents, net	152,625			668,936				763,543
ROU and other assets	10,439			227,036				23,965
Total assets	15,169,547			6,583,889				7,684,450
CURRENT LIABILITIES
Accounts payable and accrued expenses	577,558			824,406				832,564
Accrued bonuses	98,750			135,686
Short-term note and other current liabilities				264,665				218,602
Liabilities associated with assets held for sale	325,812
Total current liabilities	1,002,120			1,224,757				1,051,166
Warrant liabilities, at fair value	44,954			84,596				583,734
Lease liability, net of current portion				148,543
Total liabilities	1,047,074			1,457,896				1,634,900
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY
Preferred stock, 7,000,000 shares authorized, $0.01 par value; 200,000 shares issued and outstanding at September 30, 2020 and December 31, 2019	2,000			2,000				10,000
Common stock, $0.01 par value; 300,000,000 shares authorized, 17,295,703 and 3,866,457 shares issued and outstanding at September 30, 2020 and December 31, 2019, respectively	172,957			38,665				9,103
Additional paid-in capital	247,775,027			227,067,058				219,654,753
Accumulated other comprehensive loss	(3,986)			(6,186)				(413)
Accumulated deficit	(233,823,525)			(221,975,544)				(213,623,893)
Total stockholders' equity	14,122,473	$ 16,234,293	$ 9,977,957	5,125,993	$ 7,042,563	$ 1,962,625	$ 3,271,781	6,049,550	$ 8,515,129
Total liabilities and stockholders' equity	$ 15,169,547			$ 6,583,889				$ 7,684,450